Other information by nature (Tables)	6 Months Ended
Jun. 30, 2023
Summary Of Additional Information [Abstract]
Schedule of Breakdown of Depreciation, Amortization, and Personnel Costs
The following table provides a breakdown of depreciation and amortization and of personnel costs within the semi-annual consolidated statement of profit and loss:

	For the six months ended June 30,
(€ thousands)	2023		2022
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	7,417	65,925	7,548	58,041
Selling, general and administrative	78,738	160,309	76,321	136,716
Marketing expenses	828	4,924	595	3,777
Total	86,983	231,158	84,464	198,534